INCOME TAX (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets:
NOL Carryover	$ (3,443,812)	$ (2,682,760)
Payroll accrual	134,700	2,000
Deferred tax liabilities:
Less valuation allowance	3,309,112	2,680,760
Net deferred tax assets